1900 K Street, NW
Washington, DC 20006-1110
+1 202 261 3300 Main
+1 202 261 3333 Fax
www.dechert.com

COREY F. ROSE

corey.rose@dechert.com
+1 202 261 3314 Direct
+1 202 261 3158 Fax

November 30, 2016

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Hartford Funds NextShares Trust (the “Registrant”)

File No. 811-23215

Dear Sir or Madam:

On behalf of the Registrant, electronically transmitted for filing is the Registrant’s initial registration statement on Form N-1A with respect to its series, Hartford Global Impact NextShares Fund (the “Fund”), an exchange-traded managed fund. Like the Hartford Global Impact Fund, which filed pursuant to Rule 485(a)(2) on September 26, 2016, and on which the Commission Staff has commented, the Fund will be a feeder fund to the Global Impact Master Portfolio. The Registrant is filing a Notice of Registration on Form N-8A concurrently with this filing.

No fee is required in connection with this filing. Please contact me at (202) 261-3314 with any comments or questions concerning this filing.  Thank you in advance for your consideration.

Sincerely,

/s/ Corey F. Rose
Corey F. Rose

cc: Alice A. Pellegrino
John V. O’Hanlon